Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 77.6	€ 82.1	€ 168.0	€ 212.7
Weighted average Ordinary Shares (basic) in millions	170.3	174.1	172.8	174.2
Basic earnings per share	€ 0.46	€ 0.47
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 77.6	€ 82.1	€ 168.0	€ 212.7
Weighted average Ordinary Shares (diluted) in millions	170.3	174.1	172.9	174.2
Diluted earnings per share	€ 0.46	€ 0.47	€ 0.97	€ 1.22